Schedule of maturity of non-current borrowings and financing (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Subtotal	R$ 7,598
Unamortized borrowing costs	(17)
Total	7,581
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Subtotal	2,724
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Subtotal	1,689
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Subtotal	1,334
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Subtotal	1,252
Later than five years [member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 599